UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Indemnity Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck          Fairfield, Ohio        November 8, 2011
------------------------          ---------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           1
                                            ------

Form 13F Information Table Entry Total:     11
                                            ------

Form 13F Information Table Value Total      13,553
                                            ------
                                            (thousands)

List of Other Included Managers:

No.     File No.          Name
01      028-10798         Cincinnati Financial Corporation

                                         Column 2        Column 3      Column 4          Column 5
              Issuer                  Title of Class      Cusip        FMV (000)     Shares/Principal   SH/PRN
AUTOMATIC DATA PROCESSING            COMMON             053015103         2,268                48,100     SH
DOVER CORP                           COMMON             260003108         1,351                29,000     SH
GENERAL MILLS INC                    COMMON             370334104         1,001                26,000     SH
GENUINE PARTS CO                     COMMON             372460105           762                15,000     SH
HASBRO INC                           COMMON             418056107           685                21,000     SH
JOHNSON & JOHNSON                    COMMON             478160104         1,592                25,000     SH
NORTHERN TRUST CORP                  COMMON             665859104         1,291                36,900     SH
NUCOR CORP                           COMMON             670346105           712                22,500     SH
PRAXAIR INC                          COMMON             74005P104         1,402                15,000     SH
SPECTRA ENERGY CORP                  COMMON             847560109         1,227                50,000     SH
VERIZON COMMUNICATIONS INC           COMMON             92343V104         1,262                34,300     SH
                                                                         13,553

                                         Column 6        Column 7       Column 8
              Issuer                  Investment Dis     Oth Mgrs         Sole            Shared         None
AUTOMATIC DATA PROCESSING            SHARED-OTHER           01             -                   48,100      -
DOVER CORP                           SHARED-OTHER           01             -                   29,000      -
GENERAL MILLS INC                    SHARED-OTHER           01             -                   26,000      -
GENUINE PARTS CO                     SHARED-OTHER           01             -                   15,000      -
HASBRO INC                           SHARED-OTHER           01             -                   21,000      -
JOHNSON & JOHNSON                    SHARED-OTHER           01             -                   25,000      -
NORTHERN TRUST CORP                  SHARED-OTHER           01             -                   36,900      -
NUCOR CORP                           SHARED-OTHER           01             -                   22,500      -
PRAXAIR INC                          SHARED-OTHER           01             -                   15,000      -
SPECTRA ENERGY CORP                  SHARED-OTHER           01             -                   50,000      -
VERIZON COMMUNICATIONS INC           SHARED-OTHER           01             -                   34,300      -